COLUMBIA FUNDS SERIES TRUST

Columbia LifeGoal® Growth Portfolio

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

(each a “Fund”, together the “Funds”)

Supplement dated November 16, 2012 to the Funds’

prospectuses dated June 1, 2012, as supplemented, and November 8, 2012

Effective on or about December 14, 2012, the Columbia LifeGoal Balanced Growth Portfolio and Columbia LifeGoal Income and Growth Portfolio’s names, investment objectives and principal investment strategies will change. Accordingly, effective on such date, the prospectuses of the Funds are modified as described below under sections 1-4. In addition, effective on the date of this supplement, the prospectuses of the Funds dated June 1, 2012 are modified to reflect changes to the underlying funds as described below under section 5.

1.	Fund Name Changes

The names of the following two Funds will change on or about December 14, 2012 as follows:

Current Name	New Name
Columbia LifeGoal Balanced Growth Portfolio	Columbia Capital Allocation Moderate Aggressive Portfolio (Moderate Aggressive Fund)
Columbia LifeGoal Income and Growth Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio (Moderate Conservative Fund)

Accordingly, all references to these Funds’ current names are replaced with their new names effective on such date.

2.	Investment Objectives

a.	The section of each prospectus for the Columbia LifeGoal Balanced Growth Portfolio entitled “Investment Objective” is deleted in its entirety and replaced with the following:

The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk. The Fund may be most appropriate for investors with an intermediate-to-long term investment horizon.

b.	The section of each prospectus for the Columbia LifeGoal Income and Growth Portfolio entitled “Investment Objective” is deleted in its entirety and replaced with the following:

The Fund is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk. The Fund may be most appropriate for investors with a short-to-intermediate term investment horizon.

3.	Principal Investment Strategies

a.	The section of each prospectus for the Columbia LifeGoal Balanced Growth Portfolio entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following disclosure:

The Fund is intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk described in its name. The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities

(TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s investment in derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also allocate its assets to Underlying Funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets.

The Underlying Funds in which the Fund may invest are categorized as “equity”, “fixed income”, “cash/cash equivalents” and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. The Underlying Funds categorized as equity may invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets), and sector focus (e.g., real estate, technology, infrastructure and natural resources). The Underlying Funds categorized as fixed income may invest in fixed income securities, which can include TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, and index and interest rate futures). By investing in a combination of Underlying Funds and the other securities described in the 20% Sleeve, the Fund seeks to minimize the risks typically associated with investing in a traditional mutual fund.

Under normal circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an asset class category and collectively, the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

	Equity		Fixed Income		Cash/Cash Equivalents		Alternatives
Moderate Aggressive Portfolio	20 - 85	%*	0 - 50	%*	0 - 40	%*	0 - 40	%*

*	As a percent of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board of Trustees (the Board).

For the Fund, the Investment Manager uses an asset allocation strategy designed to:

•

Determine the allocation of the Fund’s assets among the asset class categories within the target asset allocation ranges set forth above, based on the Fund’s investment objective, global macro-economic research and historical and projected returns for each asset class category

•

Select Underlying Funds to represent asset class categories and then to determine the portion of the Fund’s assets to be allocated to each such investment, based on the Underlying Funds’ historical and projected returns under their current portfolio managers, portfolio manager experience and the anticipated investment risks associated with investment in these Underlying Funds

•	Determine the Fund’s investments in the 20% Sleeve

The Investment Manager regularly reviews asset class allocations and allocations to Underlying Funds, as well as security selection within the 20% Sleeve. The Investment Manager may reallocate, including on a daily basis, the Fund’s investments in the Underlying Funds and/or the 20% Sleeve to return the Fund to targeted allocations, or to tactically adjust the Fund’s market or other exposures based on market or other circumstances. Derivatives, in particular, may be used tactically to increase or decrease the Fund’s exposure to the market or a given market segment, industry, or position.

The Fund may sell Underlying Funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain Underlying Funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. The Investment Manager seeks to minimize the impact of the Fund’s purchases and redemptions of shares of the affiliated underlying funds by implementing them over a reasonable timeframe. In addition, because the Investment Manager earns different fees from the affiliated underlying funds, in determining the allocation of the Fund among these Underlying Funds, the Investment Manager may have an economic conflict of interest. The Investment Manager will report to the Fund’s Board on the steps it has taken to manage any potential conflicts.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. The Fund’s use of certain derivatives may create leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

b.	The section of each prospectus for the Columbia LifeGoal Income and Growth Portfolio entitled “Principal Investment Strategies” is deleted in its entirety and replaced with the following disclosure:

The Fund is intended for investors who have an objective of achieving a high level of total return consistent with a certain level of risk described in its name. The Fund is primarily managed as a fund that invests in other funds (i.e., a “fund of funds”) that seeks to achieve its investment objective by investing under normal circumstances in a combination of underlying funds for which Columbia Management Investment Advisers, LLC (the Investment Manager) or an affiliate serves as investment adviser or principal underwriter (the affiliated underlying funds). The Fund may also invest up to 20% of its net assets in other funds, including third-party advised (unaffiliated) funds and exchange-traded funds (ETFs) (collectively with the affiliated underlying funds, the Underlying Funds), equity securities, fixed income securities (including treasury inflation protected securities (TIPS)) and derivative instruments (the 20% Sleeve). The Fund’s investment in derivative investments may include forward foreign currency contracts and futures (including currency, equity, fixed income, index and interest rate futures). Derivative positions may be established to seek incremental earnings, hedge existing positions, increase market or credit exposure, increase investment flexibility (including using the derivative position as a substitute for the purchase or sale of the underlying security, currency or other instrument) and/or to change the effective duration of the Fund’s portfolio. Collectively, these investments (including through investments in derivatives) provide the Fund with exposure to equity, fixed income, and cash/cash equivalent asset classes. The Fund may also allocate its assets to Underlying Funds that pursue alternative investment strategies (alternative strategies), including those that seek investment returns uncorrelated to the broad equity and fixed income markets, as well as those providing exposure to other markets.

The Underlying Funds in which the Fund may invest are categorized as “equity”, “fixed income”, “cash/cash equivalents” and “alternative strategies”, which may represent indirect investments in various sectors, asset classes, strategies and markets. The Underlying Funds categorized as equity may invest in equity securities representing different investment styles (e.g., growth, value and core/blend), market capitalizations (large-, mid- and small-cap), geographic focus (domestic and international, including emerging markets), and sector focus (e.g., real estate, technology, infrastructure and natural resources). The Underlying Funds categorized as fixed income may invest in fixed income securities, which can include TIPs, U.S. treasury bonds and notes, mortgage-backed and asset-backed securities, investment grade corporate bonds, high yield bonds (junk bonds), high yield loans and international bonds (including those of issuers in developed and emerging markets), which may have varying interest rates, terms, duration and credit exposure. The Underlying Funds categorized as alternative strategies include those that employ a variety of investment strategies, techniques and practices, generally intended to have a low correlation to the performance of the broad equity and fixed income markets over a complete market cycle, including but not limited to absolute (positive) return strategies. Subject to the 20% Sleeve limitation described above, the Fund may also invest directly in equity securities, fixed income securities and derivative instruments, including forward foreign currency contracts and futures (including currency, equity, fixed income, and index and interest rate futures). By investing in a combination of Underlying Funds and the other securities described in the 20% Sleeve, the Fund seeks to minimize the risks typically associated with investing in a traditional mutual fund.

Under normal circumstances, the Fund may invest, directly or indirectly, in each of equity, fixed income and cash/cash equivalent asset classes and alternative strategies (each, an asset class category and collectively, the asset class categories) within the following target asset allocation ranges (includes investments in Underlying Funds and the other securities described in the 20% Sleeve):

Asset Class Exposures

	Equity		Fixed Income		Cash/Cash Equivalents		Alternatives
Moderate Conservative Portfolio	0 - 55	%*	0 - 30	%*	0 - 40	%*	0 - 40	%*

*	As a percent of Fund net assets. Ranges include the net notional amounts of the Fund’s direct investments in derivative instruments. Market appreciation or depreciation may cause the Fund to be temporarily outside the ranges identified in the table. The Investment Manager may modify the target allocation ranges only with the approval of the Fund’s Board.

For the Fund, the Investment Manager uses an asset allocation strategy designed to:

•

Determine the allocation of the Fund’s assets among the asset class categories within the target asset allocation ranges set forth above, based on the Fund’s investment objective, global macro-economic research and historical and projected returns for each asset class category

•

Select Underlying Funds to represent asset class categories and then to determine the portion of the Fund’s assets to be allocated to each such investment, based on the Underlying Funds’ historical and projected returns under their current portfolio managers, portfolio manager experience and the anticipated investment risks associated with investment in these Underlying Funds

•	Determine the Fund’s investments in the 20% Sleeve

The Investment Manager regularly reviews asset class allocations and allocations to Underlying Funds, as well as security selection within the 20% Sleeve. The Investment Manager may reallocate, including on a daily basis, the Fund’s investments in the Underlying Funds and/or the 20% Sleeve to return the Fund to targeted allocations, or to tactically adjust the Fund’s market or other exposures based on market or other circumstances. Derivatives, in particular, may be used tactically to increase or decrease the Fund’s exposure to the market or a given market segment, industry, or position.

The Fund may sell Underlying Funds in order to accommodate redemptions of the Fund’s shares, to change the percentage of its assets invested in certain Underlying Funds in response to economic or market conditions, and to maintain or modify the proportion of its assets among the various asset classes. The Investment Manager seeks to minimize the impact of the Fund’s purchases and redemptions of shares of the affiliated underlying funds by implementing them over a reasonable timeframe. In addition, because the Investment Manager earns different fees from the affiliated underlying funds, in determining the allocation of the Fund among these Underlying Funds, the Investment Manager may have an economic conflict of interest. The Investment Manager will report to the Fund’s Board on the steps it has taken to manage any potential conflicts.

The Fund may hold a significant amount of cash, money market instruments or other high quality, short-term investments, including shares of affiliated money market funds, to cover obligations with respect to, or that may result from, the Fund’s derivative transactions. The Fund’s use of certain derivatives may create leveraged exposure to the equity and debt markets. Leverage occurs when the investments in derivatives create greater economic exposure than the amount invested. This means that the Fund could lose more than originally invested in the derivative.

4.	The section of the Funds’ prospectuses entitled “Additional Information About Underlying Funds and Risks—Underlying Funds Summary” is hereby modified by adding the following:

Underlying Funds

The Fund has exposure to the risks associated with many areas of the market through its investments, including through its investments in Underlying Funds. Below is a list of the affiliated underlying funds, by asset class category, available to Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Moderate Conservative Portfolio (the Capital Allocation Funds) for investment (the list does not include unaffiliated funds or ETFs in which the Fund may invest). Certain Underlying Funds, due to their characteristics, may fit into more than one asset class category, and may be used by the Investment Manager for those purposes. Columbia Management may add new or remove Underlying Funds without the approval of Fund shareholders.

Affiliated Equity Underlying Funds

Columbia Acorn Emerging Markets Fund, Columbia Acorn European Fund, Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International Select, Columbia Acorn Select, Columbia Acorn USA®, Columbia Asia Pacific ex-Japan Fund, Columbia Contrarian Core Fund, Columbia Diversified Equity Income Fund, Columbia Dividend Income Fund, Columbia Dividend Opportunity Fund, Columbia Emerging Markets Fund, Columbia Emerging Markets Opportunity Fund, Columbia Energy and Natural Resources Fund, Columbia Equity Value Fund, Columbia European Equity Fund, Columbia Frontier Fund, Columbia Global Equity Fund, Columbia Greater China Fund, Columbia International Value Fund, Columbia Large Cap Core Fund, Columbia Large Cap Enhanced Core Fund, Columbia Large Cap Growth Fund, Columbia Large Cap Index Fund, Columbia Large Cap Value Fund, Columbia Large Core Quantitative Fund, Columbia Large Growth Quantitative Fund, Columbia Large Value Quantitative Fund, Columbia Marsico Flexible Capital Fund, Columbia Marsico Focused Equities Fund, Columbia Marsico Growth Fund, Columbia Marsico International Opportunities Fund, Columbia Mid Cap Growth Fund, Columbia Mid Cap Growth Opportunity Fund, Columbia Mid Cap Index Fund, Columbia Mid Cap Value Fund, Columbia Mid Cap Value Opportunity Fund, Columbia Multi-Advisor International Equity Fund, Columbia Multi-Advisor International Value Fund, Columbia Multi-Advisor Small Cap Value Fund, Columbia Overseas Value Fund, Columbia Pacific/Asia Fund, Columbia Real Estate Equity Fund, Columbia Recovery and Infrastructure Fund, Columbia Select Large Cap Growth Fund, Columbia Select Large-Cap Value Fund, Columbia Select Smaller-Cap Value Fund, Columbia Seligman Communications and Information Fund, Columbia Seligman Global Technology Fund, Columbia Small Cap Core Fund, Columbia Small Cap Growth Fund I, Columbia Small Cap Index Fund, Columbia Small Cap Value Fund I, Columbia Small Cap Value Fund II, Columbia Strategic Investor Fund, Columbia Value and Restructuring Fund.

Affiliated Fixed Income Underlying Funds

CMG Ultra Short Term Bond Fund, Columbia Bond Fund, Columbia Convertible Securities Fund, Columbia Corporate Income Fund, Columbia Diversified Bond Fund, Columbia Emerging Markets Bond Fund, Columbia Floating Rate Fund, Columbia Global Bond Fund, Columbia High Yield Bond Fund, Columbia Income Opportunities Fund, Columbia Inflation Protected Securities Fund, Columbia Intermediate Bond Fund, Columbia International Bond Fund, Columbia Limited Duration Credit Fund, Columbia Short Term Bond Fund, Columbia U.S. Government Mortgage Fund, Columbia U.S. Treasury Index Fund.

Affiliated Cash/Cash Equivalent Underlying Funds

Columbia Money Market Fund and Columbia Short-Term Cash Fund.

Affiliated Alternative Strategy Underlying Funds

Columbia Absolute Return Currency and Income Fund, Columbia Absolute Return Emerging Markets Macro Fund, Columbia Absolute Return Enhanced Multi-Strategy Fund, Columbia Absolute Return Multi-Strategy Fund, Columbia Commodity Strategy Fund and Columbia Flexible Capital Income Fund.

5.	Effective as of the date of this supplement, the following changes apply to each of the Funds’ prospectuses dated June 1, 2012:

Underlying Funds. The line in the table for Columbia Strategic Investor Fund in the section of the Funds’ June 1, 2012 prospectuses entitled “Additional Information About Underlying Funds and Risks—Underlying Funds Summary” is hereby modified as follows:

The Underlying Funds

	Investment Objectives	Principal Investment Strategies
Columbia Global Dividend Opportunity Fund (formerly, Columbia Strategic Investor Fund)	The Fund seeks total return, consisting of current income and capital appreciation.	Under normal circumstances, the Fund invests at least 80% of its net assets in income-producing (dividend-paying) equity securities of U.S. and foreign companies. Equity securities include, for example, common stock, preferred stock, convertible securities and shares of real estate investment trusts (REITs). The Fund invests principally in securities of companies that the Investment Manager believes are attractively valued and have the potential for long-term growth. Under normal circumstances, the Fund will invest at least 40% of its net assets in foreign securities, including securities of companies in emerging market countries. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may invest in derivatives, including futures, forwards, options, swap contracts and other derivative instruments.

In addition, all references to Corporate Bond Portfolio, Mortgage- and Asset-Backed Portfolio, Columbia 120/20 Contrarian Equity Fund and Columbia Global Extended Alpha Fund as Underlying Funds in this table are removed.

The following is added to the section of the Funds’ prospectuses entitled “Additional Information About Underlying Funds and Risks—Principal Risks of Investing in the Fund and Underlying Funds”:

•

Depositary Receipts Risk – Some foreign securities are traded in the form of American Depositary Receipts (ADRs). Depositary receipts involve the risks of other investments in foreign securities, including risks associated with investing in the particular country, including the political, regulatory, economic, social and other conditions or events occurring in the country, as well as fluctuations in its currency. In addition, ADR holders may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

Shareholders should retain this Supplement for future reference.

C-1056-10 A (11/12)